Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Sep. 30, 2024	Mar. 28, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	11,583,839	10,083,839	8,580
Ordinary shares, shares outstanding	11,583,839	10,083,839